Party-In-Interest Transactions (Details) - PVH Common Stock [Member] - PVH Associates Investment Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Party-In-Interest Transactions [Line Items]
Plan purchased shares	15,019
Sold shares	58,138
Employee benefit plan dividend income (in Dollars) | $	$ 31,872